THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2005.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

February 22, 2005
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                                                         FORM 13F Summary Page

                                                            Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $599,440 (thousands)

The entries reported on the Information Table attached to this Amendment No.2 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F.

List of Other Included Managers:

         None

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/04                       Name of Reporting Manager:  Sandell Asset Management
Amendment No. 2

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V
AT&T WIRELESS                       COM          00209A-10-6   200,457 13,998,41  SH   SOLE             13,998,419  -       -
AT&T WIRELESS - CALL                COM          00209A-10-6   107,400  7,500,000 CALL SOLE              7,500,000  -       -
ATRIX LABS INC                      COM          04962L-10-1    29,002    846,044 SH   SOLE                846,044  -       -
CHELSEA PROPERTY GROUP INC          COM          163421-10-0     6,561    100,600 SH   SOLE                100,600  -       -
SOUTHTRUST CORP                     COM          844730-10-1    81,307  2,095,000 SH   SOLE              2,095,000  -       -
WELLPOINT HEALTH NETWORKS           COM          94973H-10-8   174,713  1,559,800 SH   SOLE              1,559,800  -       -

                                               Value Total    $599,440

                                               Entry Total:          6
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